LifeX 2055 Inflation-Protected Longevity Income ETF Performance Management - LifeX 2055 Inflation-Protected Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus. The Fund commenced operations on September 13, 2024. The Predecessor Fund, a separate series of the Trust, commenced operations on January 17, 2024. On September 13, 2024, the Predecessor Fund reorganized with and into the Fund (the “Reorganization”). Performance information provided for the period prior to the Reorganization is that of the Predecessor Fund. The investment objectives, guidelines, and restrictions of the Predecessor Fund are substantially similar to those of the Fund. Past performance (before and after taxes) is not an indication of future performance.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance One Year or Less [Text]	Performance information for the Fund is not presented because the Fund has not completed its first full calendar year of operations as of the date of this prospectus.